PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.3%
Asset-Backed Securities 4.3%
Cayman Islands 3.2%
HPS Loan Management Ltd., Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	3.850%(c)	04/20/34		500	$484,240
Mountain View CLO Ltd., Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.762(c)	10/15/34		250	241,313
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.950(c)	07/20/30		210	207,602
					933,155
United States 1.1%
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	98,649
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	3.045(cc)	01/16/46		60	58,599
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	5.059(c)	06/25/24		150	146,272
					303,520

Total Asset-Backed Securities (cost $1,271,331)					1,236,675
Commercial Mortgage-Backed Securities 7.2%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	22	16,465
Ireland 1.1%
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	2.108(c)	08/17/31	GBP	96	109,882

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Ireland (cont’d.)
Taurus DAC, (cont’d.)
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	2.358%(c)	08/17/31	GBP	96	$113,069
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	2.708(c)	08/17/31	GBP	95	106,162
					329,113
United Kingdom 0.8%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	2.600(c)	01/23/29	GBP	200	241,230
United States 5.2%
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649(c)	10/15/36		255	242,353
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	4.765(c)	11/15/37		98	95,214
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.571(cc)	05/25/30		399	38,959
Series K113, Class X1, IO	1.387(cc)	06/25/30		1,155	100,365
Series KG03, Class X1, IO	1.381(cc)	06/25/30		1,289	110,134

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	174,408
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		300	261,640
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.199(c)	01/15/36		100	94,261
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.749(c)	01/15/36		100	94,315

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	4.399%(c)	05/15/31		100	$94,867
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	6.499(c)	05/15/31		200	187,559
					1,494,075

Total Commercial Mortgage-Backed Securities (cost $2,299,052)					2,080,883
Corporate Bonds 27.5%
Australia 0.4%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000	08/28/25	EUR	100	102,776
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		60	60,361
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	100	112,784
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	81,733
China 0.3%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		84	83,999
France 2.2%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	84,845
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	94,234
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	84,845

Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	98,628

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375%	04/21/32	EUR	100	$96,791
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	83,103
Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	100	91,350
					633,796
Germany 2.5%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	206,251
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	88	82,852
TK Elevator Holdco GmbH, Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	90	80,378
TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	93,552
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	101,167
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	152,045
					716,245
Hong Kong 0.8%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	93,079
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	142,404
					235,483
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	96,858
Iceland 0.4%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	0.235(c)	07/24/26	EUR	100	100,744

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	100	$94,591
Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	78,462
Italy 1.0%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	107,254
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	200	166,062
					273,316
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	50	48,557
Luxembourg 1.2%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	76,123
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	76,123

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	187,200
					339,446
Mexico 1.2%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	182,858
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	169,415
					352,273
Netherlands 1.8%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	65,585
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	135	136,482

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
United Group BV, Sr. Sec’d. Notes, 144A	3.125%	02/15/26	EUR	200	$171,032
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	200	158,769
					531,868
Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		75	69,919
Poland 0.8%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	234,880
Russia 0.8%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	200	130,272
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	200	81,764
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25(d)	CHF	100	5,253
Sr. Unsec’d. Notes	7.487	03/25/31(d)	GBP	100	13,396
					230,685
Spain 0.4%
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	100	78,616
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	35	36,886
					115,502
Supranational Bank 0.4%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	27,607
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	96,580
					124,187

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates 1.0%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750%	05/02/24	EUR	100	$103,993
DP World PLC, Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	120,562
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	71,259
					295,814
United Kingdom 4.7%
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	100,844
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	100	98,804
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	83,523
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125	05/17/24	GBP	100	111,996
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	94,587
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	94,668

HSBC Holdings PLC, Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	200	139,260
InterContinental Hotels Group PLC, Gtd. Notes, EMTN	1.625	10/08/24	EUR	200	199,838
Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	101,686
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	110,211
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	98,221
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	114,974
					1,348,612
United States 5.4%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	99,714
American Medical Systems Europe BV, Gtd. Notes	1.625	03/08/31	EUR	100	96,644
Avantor Funding, Inc., Sr. Sec’d. Notes	2.625	11/01/25	EUR	150	149,915

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375%	09/01/26	EUR	100	$94,081
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		30	23,903
Citigroup, Inc., Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	1,000	127,416
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	0.000(c)	08/12/25	EUR	100	97,694
JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100	12,480
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	22,571
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.388(s)	01/21/27	ITL(jj)	50	23,121
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	100	94,245
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375	04/24/30	GBP	150	148,770
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,529
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,506

Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	96,466
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	103,302
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	75,246
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	95,285
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,862
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	48,428

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	102,910
					1,544,088

Total Corporate Bonds (cost $9,961,292)					7,906,979

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities 1.7%
Bermuda 0.3%
Bellemeade Re Ltd., Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	3.264%(c)	03/25/31		102	$101,718
Ireland 0.2%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	2.238(c)	07/30/75	EUR	52	52,843
United States 1.2%
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	6.764(c)	03/25/42		10	9,821
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	5.514(c)	11/25/50		10	9,658
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	4.114(c)	11/25/50		41	40,402

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	4.414(c)	04/25/42		30	29,112
Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	2.882	10/25/59		71	70,864
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.115(c)	12/25/22		82	80,983
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.909(c)	08/25/25		100	98,771
					339,611

Total Residential Mortgage-Backed Securities (cost $507,621)					494,172

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 53.6%
Belgium 1.6%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, 144A, Series 73	3.000%	06/22/34	EUR	400	$470,232
Brazil 1.4%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		24	24,209
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		390	383,979
					408,188
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	111,020
Canada 0.7%
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	74,822
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	100	73,234
Province of Saskatchewan, Unsec’d. Notes	2.750	12/02/46	CAD	100	65,239
					213,295
China 4.3%
China Government Bond,
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	157,973
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	500	78,404

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	83,389
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	914,770
					1,234,536
Colombia 2.1%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	589,007

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700%	06/15/28	EUR	200	$208,728
Cyprus 2.1%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	197,741
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	200,807
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	194,419
					592,967
France 3.9%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	82,489
French Republic Government Bond OAT, Bonds	0.000	05/25/32	EUR	1,145	1,026,653
					1,109,142
Germany 3.3%
Bundesobligation, Bonds, Series 181	0.000	04/11/25	EUR	100	101,318
Bundesschatzanweisungen, Bonds	0.200	06/14/24	EUR	835	852,133
					953,451
Greece 2.7%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	744	641,124
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	110	72,608

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	71,248
					784,980
Hong Kong 0.3%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	82,002
Hungary 0.3%
Hungary Government International Bond, Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	75,395

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia 3.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900%	02/14/27	EUR	100	$92,483
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	81,719
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	286,263
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	200,077
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	142,577
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	205,343
					1,008,462
Israel 0.7%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	200	193,934
Italy 7.1%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	150	129,547
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	250	259,409

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	88	86,604
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.643(s)	02/20/31	EUR	134	103,999
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	175,032
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	63,719
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	282,241
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	954,249
					2,054,800
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	105,290
Lithuania 0.3%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	100	94,664

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 1.2%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875%	04/08/39	EUR	100	$77,567
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	275,053
					352,620
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	46,558
Peru 1.5%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	101,426
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	306,615
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	22,336
					430,377
Philippines 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	259,914
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	92,163
					352,077
Portugal 3.2%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	661,640
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	140	187,304
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	73,324
					922,268
Romania 1.2%
Romania Government Bond, Bonds, Series 10YR	4.150	10/24/30	RON	100	15,933
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	120	104,249
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	84,339
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	39,742

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.875%	10/29/35	EUR	100	$81,751
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	30,503
					356,517
Russia 0.3%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	77,676
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	104,121
Serbia 0.8%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	231,648
Spain 6.8%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	71,850
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	98,369
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	185	232,971
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	23,631
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	310	220,714
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	70	72,340
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	325	323,676
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	60,590

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	862,207
					1,966,348
Ukraine 0.2%
Ukraine Government International Bond, Sr. Unsec’d. Notes	6.750	06/20/26(d)	EUR	300	59,023
United Kingdom 0.8%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	117,830

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt,
Bonds	0.625%	07/31/35	GBP	70	$69,593
Bonds	4.250	12/07/46	GBP	20	32,158
					219,581

Total Sovereign Bonds (cost $18,640,619)					15,408,907

Total Long-Term Investments (cost $32,679,915)					27,127,616

	Shares
Short-Term Investments 2.2%
Unaffiliated Fund 2.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $617,018)	617,018	617,018
Options Purchased*~ 0.1%
	(cost $6,299)		13,071

	Total Short-Term Investments (cost $623,317)		630,089

	TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 96.5% (cost $33,303,232)		27,757,705
Options Written*~ (0.1)%
	(premiums received $7,500)		(16,636)

	TOTAL INVESTMENTS, NET OF OPTION WRITTEN 96.4% (cost $33,295,732)		27,741,069
	Other assets in excess of liabilities(z) 3.6%		1,022,608

	Net Assets 100.0%		$28,763,677

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBSW—Australian Bank Bill Swap Reference Rate
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MPLE—Maple Bonds
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	1,875	$499
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	1,875	12,572
Total Options Purchased (cost $6,299)									$13,071
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	500	$(496)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	500	(16,140)
Total Options Written (premiums received $7,500)								$(16,636)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Canadian Government Bonds	Sep. 2022	$203,741	$4,027
8	10 Year U.S. Treasury Notes	Sep. 2022	969,125	29,561
1	20 Year U.S. Treasury Bonds	Sep. 2022	144,000	8,942
				42,530
Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2022	210,461	(1,024)
22	5 Year Euro-Bobl	Sep. 2022	2,875,170	(67,994)
4	5 Year U.S. Treasury Notes	Sep. 2022	454,906	(6,505)
28	10 Year Euro-Bund	Sep. 2022	4,511,247	(162,154)
6	10 Year U.K. Gilt	Sep. 2022	863,518	214
7	10 Year U.S. Ultra Treasury Notes	Sep. 2022	918,750	(31,307)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	158,313	(9,330)
20	British Pound Currency	Sep. 2022	1,523,500	53,332

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Futures contracts outstanding at July 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
143	Euro Currency	Sep. 2022	$18,329,919	$895,010
27	Euro Schatz Index	Sep. 2022	3,039,214	(14,248)
				655,994
				$698,524
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/22	Morgan Stanley & Co. International PLC	GBP	152	$180,825	$185,704	$4,879	$—
Expiring 08/02/22	The Toronto-Dominion Bank	GBP	1,122	1,354,925	1,367,097	12,172	—
Chinese Renminbi,
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	217	32,457	32,193	—	(264)
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	138	20,534	20,409	—	(125)
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	625	93,164	92,549	—	(615)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	293,875	75,971	67,908	—	(8,063)
Czech Koruna,
Expiring 10/19/22	Citibank, N.A.	CZK	174	7,047	7,136	89	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	188	7,615	7,730	115	—
Euro,
Expiring 08/02/22	Barclays Bank PLC	EUR	75	76,153	76,243	90	—
Expiring 08/02/22	Citibank, N.A.	EUR	74	75,843	75,756	—	(87)
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	1,739	1,754,547	1,777,716	23,169	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	147	148,468	150,444	1,976	—
Expiring 09/02/22	Goldman Sachs International	EUR	130	132,620	133,472	852	—
Expiring 09/02/22	JPMorgan Chase Bank, N.A.	EUR	809	831,309	829,285	—	(2,024)
Hungarian Forint,
Expiring 10/19/22	Citibank, N.A.	HUF	42,669	104,717	105,729	1,012	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	85	25,741	25,181	—	(560)
Expiring 09/21/22	Citibank, N.A.	ILS	85	25,765	25,182	—	(583)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 08/02/22	Citibank, N.A.	JPY	8,655	$63,414	$64,924	$1,510	$—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	JPY	9,141	66,046	68,571	2,525	—
Mexican Peso,
Expiring 09/21/22	HSBC Bank PLC	MXN	569	28,331	27,622	—	(709)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	MXN	291	14,195	14,111	—	(84)
Norwegian Krone,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	533	52,338	55,235	2,897	—
Polish Zloty,
Expiring 10/19/22	BNP Paribas S.A.	PLN	236	49,106	50,235	1,129	—
Expiring 10/19/22	HSBC Bank PLC	PLN	224	46,876	47,612	736	—
South African Rand,
Expiring 09/21/22	HSBC Bank PLC	ZAR	499	30,514	29,816	—	(698)
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	78,538	63,205	60,293	—	(2,912)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	31,057	23,951	23,842	—	(109)
Swiss Franc,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CHF	24	24,859	24,882	23	—
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	663	19,102	18,083	—	(1,019)
				$5,429,638	$5,464,960	53,174	(17,852)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	35	$24,261	$24,296	$—	$(35)
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	338	230,073	236,723	—	(6,650)
British Pound,
Expiring 08/02/22	BNP Paribas S.A.	GBP	1,275	1,564,246	1,552,801	11,445	—
Expiring 09/02/22	The Toronto-Dominion Bank	GBP	1,122	1,355,917	1,368,048	—	(12,131)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	35	43,259	43,297	—	(38)
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	75	58,242	58,272	—	(30)
Expiring 10/19/22	The Toronto-Dominion Bank	CAD	552	424,902	430,804	—	(5,902)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 08/23/22	HSBC Bank PLC	CNH	228	$33,780	$33,785	$—	$(5)
Expiring 08/23/22	HSBC Bank PLC	CNH	115	17,091	17,081	10	—
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	9,635	1,407,065	1,427,729	—	(20,664)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	282	42,088	41,756	332	—
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	119,994	28,755	27,728	1,027	—
Expiring 09/21/22	Citibank, N.A.	COP	62,310	15,000	14,398	602	—
Euro,
Expiring 08/02/22	HSBC Bank PLC	EUR	825	831,531	843,728	—	(12,197)
Expiring 08/02/22	HSBC Bank PLC	EUR	185	189,851	189,491	360	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	809	829,476	827,507	1,969	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	129	131,510	131,846	—	(336)
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	86	87,276	87,587	—	(311)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	490	502,871	504,219	—	(1,348)
Hong Kong Dollar,
Expiring 08/23/22	HSBC Bank PLC	HKD	1,026	130,956	130,866	90	—
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	2,724,990	188,489	183,474	5,015	—
Israeli Shekel,
Expiring 09/21/22	Citibank, N.A.	ILS	126	36,724	37,307	—	(583)
Japanese Yen,
Expiring 08/02/22	Bank of America, N.A.	JPY	10,713	79,344	80,359	—	(1,015)
Expiring 08/02/22	Morgan Stanley & Co. International PLC	JPY	7,084	52,490	53,135	—	(645)
Expiring 09/02/22	Citibank, N.A.	JPY	8,655	63,559	65,073	—	(1,514)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	8,530	64,222	64,393	—	(171)
New Zealand Dollar,
Expiring 10/19/22	Citibank, N.A.	NZD	51	31,314	32,134	—	(820)
Peruvian Nuevo Sol,
Expiring 09/21/22	BNP Paribas S.A.	PEN	93	24,357	23,451	906	—
Romanian Leu,
Expiring 10/19/22	UBS AG	RON	82	16,528	16,726	—	(198)
South African Rand,
Expiring 09/21/22	Standard Chartered Bank	ZAR	775	49,483	46,375	3,108	—
South Korean Won,
Expiring 09/21/22	Barclays Bank PLC	KRW	26,418	20,241	20,281	—	(40)
Swedish Krona,
Expiring 10/19/22	BNP Paribas S.A.	SEK	1,008	96,496	99,510	—	(3,014)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/19/22	HSBC Bank PLC	CHF	170	$173,852	$179,388	$—	$(5,536)
				$8,845,249	$8,893,568	24,864	(73,183)
						$78,038	$(91,035)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/27	1.000%(Q)	100	$38,793	$103	$38,690	Barclays Bank PLC
Emirate of Abu Dhabi	06/20/27	1.000%(Q)	100	(1,701)	103	(1,804)	Barclays Bank PLC
Federation of Malaysia	06/20/27	1.000%(Q)	150	(1,663)	154	(1,817)	Barclays Bank PLC
Federative Republic of Brazil	06/20/27	1.000%(Q)	600	43,549	615	42,934	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/27	1.000%(Q)	100	(1,560)	103	(1,663)	Barclays Bank PLC
People’s Republic of China	06/20/27	1.000%(Q)	600	(8,181)	615	(8,796)	Barclays Bank PLC
Republic of Argentina	06/20/27	1.000%(Q)	100	77,995	103	77,892	Barclays Bank PLC
Republic of Chile	06/20/27	1.000%(Q)	150	1,918	154	1,764	Barclays Bank PLC
Republic of Colombia	06/20/27	1.000%(Q)	300	20,209	308	19,901	Barclays Bank PLC
Republic of Indonesia	06/20/27	1.000%(Q)	450	2,703	461	2,242	Barclays Bank PLC
Republic of Panama	06/20/27	1.000%(Q)	100	1,346	103	1,243	Barclays Bank PLC
Republic of Peru	06/20/27	1.000%(Q)	150	1,681	154	1,527	Barclays Bank PLC
Republic of Philippines	06/20/27	1.000%(Q)	100	96	103	(7)	Barclays Bank PLC
Republic of South Africa	06/20/27	1.000%(Q)	600	49,557	615	48,942	Barclays Bank PLC
Republic of Turkey	06/20/27	1.000%(Q)	600	154,956	615	154,341	Barclays Bank PLC
Republic of Ukraine	06/20/27	1.000%(Q)	100	81,859	103	81,756	Barclays Bank PLC
State of Qatar	06/20/27	1.000%(Q)	100	(1,685)	103	(1,788)	Barclays Bank PLC
United Mexican States	06/20/27	1.000%(Q)	600	14,414	615	13,799	Barclays Bank PLC
				$474,286	$5,130	$469,156

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.37.V1	06/20/27	1.000%(Q)	5,000	3.250%	$(465,364)	$(11,363)	$(454,001)	Barclays Bank PLC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	110	$45,863	$38,748	$7,115	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	110	45,864	39,474	6,390	Barclays Bank PLC
Russian Federation	12/20/31	1.000%(Q)	300	195,773	198,544	(2,771)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	120	78,309	52,886	25,423	HSBC Bank PLC
				$365,809	$329,652	$36,157

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q)		100	0.998%	$117	$224	$(107)	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	60	0.437%	210	238	(28)	Goldman Sachs International
EQT Corp.	12/20/22	5.000%(Q)		30	0.994%	645	437	208	Credit Suisse International
Generalitat de Cataluna	12/20/22	1.000%(Q)		110	*	399	(1,221)	1,620	Citibank, N.A.
Halliburton Co.	12/20/26	1.000%(Q)		30	1.056%	(34)	252	(286)	Goldman Sachs International
Republic of Estonia	12/20/26	1.000%(Q)		20	0.667%	298	166	132	JPMorgan Chase Bank, N.A.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.300%	$1,619	$(251)	$1,870	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.182%	3,889	1,229	2,660	Morgan Stanley & Co. International PLC
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	1.663%	(542)	—	(542)	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	80	1.233%	(666)	202	(868)	Citibank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	400	1.878%	(4,313)	(5,971)	1,658	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	560.676%	(80,037)	1,985	(82,022)	Deutsche Bank AG
Republic of Ukraine	06/20/25	5.000%(Q)	30	377.938%	(24,082)	(194)	(23,888)	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	85	343.316%	(68,210)	(1,202)	(67,008)	Barclays Bank PLC
Russian Federation	12/20/30	1.000%(Q)	300	*	(195,773)	(198,298)	2,525	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	120	*	(78,309)	(52,909)	(25,400)	HSBC Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)	80	1.002%	89	723	(634)	Goldman Sachs International
State of Illinois	12/20/22	1.000%(Q)	100	0.492%	315	(307)	622	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	0.748%	688	(2,372)	3,060	Goldman Sachs International
Targa Resources Partners LP	06/20/23	5.000%(Q)	30	1.471%	1,105	930	175	Morgan Stanley & Co. International PLC
Targa Resources Partners LP	06/20/23	5.000%(Q)	20	1.471%	737	649	88	Morgan Stanley & Co. International PLC
Teck Resources Ltd.	06/20/26	5.000%(Q)	100	1.993%	11,275	14,601	(3,326)	Barclays Bank PLC
					$(430,580)	$(241,089)	$(189,491)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx.EUR.37.V1	06/20/27	1.000%(Q)	EUR	1,815	$17,261	$(1,972)	$(19,233)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.XO.37.V1	06/20/27	5.000%(Q)	EUR	2,470	5.097%	$7,810	$4,679	$(3,131)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$3,003	$—	$3,003

Inflation swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$10,786	$10,786
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(21,937)	(21,937)
					$—	$(11,151)	$(11,151)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$4,607	$4,607
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	24,788	(9,961)	(34,749)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(3)	(2,443)	(2,440)
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(3)	(3,552)	(3,549)
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)	(1)	(28,608)	(28,607)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	1,255	(3,294)	(4,549)
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(7,106)	(21,614)	(14,508)
CHF	140	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(611)	(6,681)	(6,070)
CHF	80	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(471)	(5,215)	(4,744)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	22,700	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	$—	$(7,000)	$(7,000)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	1,684	1,686
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,780	1,781
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,001	3,001
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	5,580	5,578
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	5,467	5,470
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	5,959	5,960
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	6,351	6,357
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,269	4,269
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	3,618	3,625
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	4,824	4,826
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	(2,996)	(2,998)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	7,708	7,714
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	21	19,256	19,235
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	3,253	3,258
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(25,886)	(25,886)
CZK	3,300	06/29/27	1.175%(A)	6 Month PRIBOR(2)(S)	(4,857)	(24,749)	(19,892)
DKK	600	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(3,369)	(2,025)	1,344
EUR	3,205	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(43,483)	(43,483)
EUR	2,125	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(70,582)	(70,582)
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(25,415)	(25,415)
EUR	171	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(75)	(18,876)	(18,801)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(67,090)	(105,526)	(38,436)
EUR	81	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(4,352)	(4,352)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	165	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	$—	$7,172	$7,172
EUR	100	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	10,873	10,873
EUR	100	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(11,957)	(11,957)
EUR	242	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	25,047	25,047
EUR	242	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(27,697)	(27,697)
EUR	83	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(2,500)	(2,500)
GBP	60	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	1,520	1,974	454
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,000	(3,703)	(5,703)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	8,852	(16,221)	(25,073)
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)	(3,909)	(32,997)	(29,088)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	121,837	(94,012)	(215,849)
GBP	50	05/08/47	1.250%(A)	1 Day SONIA(1)(A)	2,883	9,219	6,336
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(1)	(35,145)	(35,144)
HUF	20,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	(9,776)	(9,776)
JPY	301,250	12/20/24	0.126%(S)	1 Day TONAR(2)(S)	(1,014)	1,388	2,402
JPY	46,500	07/04/28	0.282%(S)	1 Day TONAR(2)(S)	(411)	1,666	2,077
JPY	100,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	4	(9,808)	(9,812)
JPY	57,765	12/03/28	0.200%(S)	1 Day TONAR(2)(S)	(9)	(463)	(454)
JPY	10,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)	(3,056)	(1,982)	1,074
JPY	70,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)	(1,673)	3,340	5,013
JPY	95,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)	(1,916)	5,057	6,973
JPY	35,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(195)	(23,013)	(22,818)
JPY	45,000	12/22/41	0.731%(S)	1 Day TONAR(2)(S)	(1,247)	(4,910)	(3,663)
JPY	90,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)	(241)	(10,092)	(9,851)
KRW	400,000	04/28/24	2.725%(Q)	3 Month KWCDC(2)(Q)	(1,733)	(1,889)	(156)
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	(4,177)	(4,177)
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	—	(18,125)	(18,125)
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	665	1,117	452
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	605	(2,524)	(3,129)
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	(27,007)	(27,007)
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	(16,861)	(16,861)
SGD	140	07/29/31	1.120%(S)	1 Day SORA(2)(S)	—	(13,361)	(13,361)
THB	4,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)	—	(11,062)	(11,062)
	680	11/09/22	0.050%(A)	1 Day USOIS(1)(A)	—	7,201	7,201

PGIM International Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,000	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	$—	$40,325	$40,325
247	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	15,512	15,512
				$65,410	$(584,292)	$(649,702)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$2,109	$(1)	$2,110	Citibank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(15,587)	(4)	(15,583)	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	(31,306)	(9)	(31,297)	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	2,800	(2)	2,802	Citibank, N.A.
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	(917)	—	(917)	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	(1,504)	—	(1,504)	Morgan Stanley & Co. International PLC
MYR	100	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)	449	(1)	450	Citibank, N.A.
THB	5,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(4,550)	1	(4,551)	HSBC Bank PLC
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	(273)	—	(273)	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(18,258)	(24)	(18,234)	Citibank, N.A.
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	21,182	20	21,162	Citibank, N.A.
					$(45,855)	$(20)	$(45,835)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).